UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Eventide Gilead Fund

June 30, 2012

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

1-877-771-3836

“The future is never clear: you pay a very high price in the stock market for a cheery consensus.  Uncertainty actually is the friend of the buyer of long-term values.” - Warren Buffett

Dear valued shareholders:

We have long been laboring under a cloud of uncertainty.  This uncertainty has led financial professionals to recommend a very low allocation to equity, in fact the lowest value since these data were systematically recorded starting in 1985.  William Gross of PIMCO has caught headlines for declaring equities effectively dead.  The following graph of recommended equity allocation by “professionals” tells it all.

And yet ironically, history has consistently shown that investors should actually do the opposite of what the consensus is saying.   As luminaries such as Benjamin Graham and Warren Buffett have long noted, being a contrarian is profitable.    Forward returns are best when investors are the most frightened.  Yet we are sympathetic to the reasons that financial analysts have been running for the hills.  An apparent global synchronized slowdown, coupled with the muscle memory of the steep declines in 2008-2009, has made investors justifiably jittery.

These jitters have been compounded with mistrust.  In 2012, the financial system has continued to do its best to alienate the public.  Despite the damage perpetrated in last decade, culminating in the Great Recession, the system appears broadly unreformed.   JP Morgan’s “London Whale” trade, Gupta’s insider trading conviction, the rigging of LIBOR (one of the most important interest rates in the world), and Knight Capital’s haywired trading serve as four prominent examples of our incorrigible financial system.

Yet there are bright spots amid the gloom.  From our healthcare-centric vantage point, we have seen an FDA reform act passed this summer, and some drugs approved ahead of schedule – a breathtaking achievement for a government agency.   The pace of scientific progress continues unabated, making healthcare and biotechnology attractive sectors for the coming century – yes, century.  Outside of healthcare, more companies have learned to manage, plan, even thrive for lean times, an invaluable discipline.  We hope that the young people of this generation struggling to find a job will have more gratitude and resourcefulness than did those who found jobs in the 1980s who are “in charge” and struggle with risk management.

Among our best performers this year have been Adolor Corporation (0% of net assets as of June 30, 2012), Cobalt International Energy, Inc. (0%), and Inhibitex, Inc. (0%).   Adolor Corporation and Inhibitex, Inc. return over the last 1.5 years far exceeded our expectations, a testament to the explosive upside potential in biotechnology.  We believe that our skill in selecting investments in the biotechnology and healthcare space has been consistently demonstrated over the last four years.

Among our worst performers have been Columbia Laboratories (0%), Domtar (3.10%), and Summer Infant (0%).   Columbia Laboratories suffered from FDA rejection, despite successfully meeting the endpoint of their clinical trial, which was a great disappointment.  Domtar, despite brilliant execution has suffered from weak pulp prices.  Summer Infant was likely harmed by an acquisition that was larger than prudent and less synergistic than hoped.

Despite our underperforming positions, our performance this year has been satisfactory, though we hope that as catalysts approach in the second half of this year, our companies will outperform.  In fact, we believe that our investments, especially in healthcare, have healthy upside over the next 6-12 months, and we believe that equities are more attractively priced than competing asset classes such as bonds or commodities.

We hope that our investors can do their best to filter out the noise and stress from financial channels and spend meaningful time with their families and loved ones.

As always, we are grateful for your trust.

Sincerely,

Finny Kuruvilla & David Barksdale

1285-NLD-8/13/2012

Eventide Gilead Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The Fund's performance figures* for the year ending June 30, 2012, compared to its benchmarks:

	1 Year Return	Since Inception
Retail Class (a)	-3.91%	10.28%
Class A without load(b)	-3.97%	16.83%
Class A with 5.75% load(b)	-9.50%	14.28%
Class C(b)	-4.73%	15.91%
Class I(c)	-3.76%	10.69%
S&P 500 Total Return Index(d)	5.45%	3.99%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2012, to ensure that the net annual fund operating expenses will not exceed 1.42% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.58%, 2.63%, 3.38%, and 2.38% for the Eventide Gilead Fund's Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(a) Retail Class commenced operations on July 8, 2008.
(b) Class A and Class C commenced operations on October 28, 2009.
(c) Class I commenced operations on February 2, 2010.
(d) Since inception return assumes inception date of July 8, 2008.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	16.7%
Pharmaceuticals	11.0%
Semiconductors	6.5%
Transportation	5.1%
Commercial Services	5.0%
Chemicals	4.8%
Computers	4.0%
Oil & Gas	3.9%
Telecommunications	3.8%
Internet	3.5%
Other / Cash & Cash Equivalents	35.7%
100.0%

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
June 30, 2012
Shares		Value

	COMMON STOCKS - 92.9%
	APPLICATIONS SOFTWARE - 2.6%
9,100	Check Point Software Technologies Ltd. *	$ 451,269
5,000	Red Hat, Inc. *	282,400
		733,669
	AUTO - 3.2%
17,000	Tesla Motors, Inc *	531,930
10,000	Westport Innovations, Inc. *	367,500
		899,430
	BANKS - 1.7%
29,500	Popular, Inc. *	489,995

	BIOTECHNOLOGY - 16.7%
7,800	Ariad Pharmaceuticals, Inc. *	134,238
45,400	Coronado Biosciences, Inc. *	229,270
35,400	Curis, Inc. *	191,160
180,400	Dynavax Technologies Corp. *	779,328
24,100	Incyte Corp Ltd. *	547,070
131,500	NPS Pharmaceuticals, Inc. *	1,132,215
61,600	Sangamo Biosciences, Inc. *	340,032
22,000	Seattle Genetics, Inc. *	558,580
147,000	Trius Therapeutics, Inc. *	846,720
		4,758,613
	BUILDING - HEAVY CONSTRUCTION - 1.0%
7,400	Chicago Bridge & Iron Co NV	280,904

	CHEMICALS - 4.8%
2,900	CF Industries Holdings, Inc.	561,846
76,000	Codexis, Inc. *	284,240
12,600	LyondellBasell Industries NV	507,402
		1,353,488
	COMMERCIAL SERVICES - 5.0%
30,800	Macquarie Infrastructure Co., LLC	1,025,332
16,000	Quanta Services, Inc. *	385,120
		1,410,452
	COMPUTERS - 4.0%
30,600	Aspen Technology, Inc. *	708,390
16,300	Vocera Communications, Inc. *	436,677
		1,145,067

See accompanying notes to financial statements.
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
25,600	Ocwen Financial Corp. *	$ 480,768

	ELECTRIC - 1.8%
30,600	Calpine Corp. *	505,206

	ELECTRONICS - 2.3%
11,100	Cymer, Inc. *	654,345

	ENERGY - ALTERNATE SOURCES - 2.2%
45,400	Solazyme, Inc. *	631,060

	FOOD - 2.4%
4,700	JM Smucker Co. (The)	354,944
58,600	SunOpta, Inc. *	328,746
		683,690
	INTERNET - 3.5%
27,600	Angie's List, Inc. *	437,184
5,600	F5 Networks, Inc. *	557,536
		994,720
	MINING - 1.8%
46,000	US Silica Holdings, Inc. *	517,960

	MEDICAL INSTRUMENTS - 1.8%
18,100	Volcano Corp. *	518,565

	OIL & GAS - 3.9%
6,800	Apache Corp.	597,652
8,000	National Oilwell Varco, Inc.	515,520
		1,113,172
	PAPER - 3.1%
11,500	Domtar Corp.	882,165

	PHARMACEUTICALS - 10.9%
183,300	Array BioPharma, Inc. *	636,051
27,000	Clovis Oncology, Inc. *	585,360
180,000	Dyax Corp. *	383,400
3,600	Medivation, Inc. *	329,040
58,200	Optimer Pharmaceuticals, Inc. *	903,264
51,500	Synta Pharmaceuticals Corp. *	281,705
		3,118,820
See accompanying notes to financial statements.
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value

	RETAIL - 0.8%
10,000	Copart, Inc. *	$ 236,900

	SEMICONDUCTORS - 6.5%
9,000	ASML Holding NV	462,780
32,000	Inphi Corp. *	303,360
11,500	KLA-Tencor Corp.	566,375
16,600	Ultratech, Inc. *	522,900
		1,855,415
	SOFTWARE - 1.9%
6,000	VMware, Inc. *	546,240

	TELECOMMUNICATIONS - 3.8%
8,900	Crown Castle International Corp. *	522,074
63,100	Iridium Communications, Inc. *	565,376
		1,087,450

	TRANSPORTATION - 5.1%
29,500	Costamare, Inc.	410,050
5,000	Union Pacific Corp.	596,550
25,700	XPO Logistics, Inc. *	431,760
		1,438,360
	WATER - 0.4%
2,900	American Water Works Co., Inc.	99,412

	TOTAL COMMON STOCKS (Cost $24,173,341)	26,435,866

	CORPORATE BONDS - 0.9%
120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS(Cost $263,558)	265,000

	EXCHANGE-TRADED FUNDS - 1.6%
3,000	SPDR Gold Trust * (Cost $471,251)	465,570

	SHORT-TERM INVESTMENTS - 7.7%
2,172,534	Fidelity Institutional Treasury Only Portfolio, 0.01%** (Cost $2,172,534)	2,172,534

See accompanying notes to financial statements.
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2012
		Value

	TOTAL INVESTMENTS - 103.1% (Cost $27,080,684) (a)	$ 29,338,970
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1) %	(890,977)
	TOTAL NET ASSETS - 100.0%	$ 28,447,993

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,139,101 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,803,451
	Unrealized depreciation:	(603,582)
	Net unrealized appreciation:	$ 2,199,869

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

ASSETS
Investment securities:
At cost	$ 27,080,684
At value	$ 29,338,970
Receivable for securities sold	654,990
Receivable for Fund shares sold	40,227
Dividends and interest receivable	10,526
Prepaid expenses and other assets	22,583
TOTAL ASSETS	30,067,296

LIABILITIES
Payable for investments purchased	1,541,613
Payable for Fund shares repurchased	18,776
Distribution (12b-1) fees payable	17,318
Investment advisory fees payable	15,758
Fees payable to other affiliates	6,119
Accrued expenses and other liabilities	19,719
TOTAL LIABILITIES	1,619,303
NET ASSETS	$ 28,447,993

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 27,178,324
Accumulated net investment loss	(144,331)
Accumulated net realized loss from security transactions	(844,286)
Net unrealized appreciation on investments	2,258,286
NET ASSETS	$ 28,447,993

See accompanying notes to financial statements.
Eventide Gilead Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
June 30, 2012

Net Asset Value Per Share:
Retail Class Shares:
Net Assets	$ 12,400,094
Shares of beneficial interest outstanding	910,626
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 13.62

Class A Shares:
Net Assets	$ 13,148,173
Shares of beneficial interest outstanding	966,179
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 13.61

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 14.44

Class C Shares:
Net Assets	$ 1,313,709
Shares of beneficial interest outstanding	98,680
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 13.31

Class I Shares:
Net Assets	$ 1,586,017
Shares of beneficial interest outstanding	115,963
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 13.68

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2012

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,044)	$ 92,055
Interest	7,009
TOTAL INVESTMENT INCOME	99,064

EXPENSES
Investment advisory fees	223,174
Distribution (12b-1) fees:
Retail Class	24,378
Class A	16,004
Class C	10,302
Administrators and related parties fees and expenses	59,928
Mfund service fees	26,300
Registration fees	43,982
Professional fees	17,959
Compliance officer fees	11,397
Non 12b-1 shareholder servicing fees	6,883
Custodian fees	6,383
Trustees fees and expenses	3,202
Printing and postage expenses	3,044
Interest expense	2,283
Insurance expense	1,392
Other expenses	4,222
TOTAL EXPENSES	460,833

Less: Fees waived by the Advisor	(91,352)
NET EXPENSES	369,481

NET INVESTMENT LOSS	(270,417)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Security transactions	(809,371)
Net change in unrealized appreciation on:
Security transactions	100,755

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(708,616)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (979,033)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (continued)

SHARE ACTIVITY
Retail Class:
Shares Sold	779,949	909,697
Shares Reinvested	35,671	12,477
Shares Redeemed	(572,156)	(728,788)
Net increase in shares of beneficial interest outstanding	243,464	193,386

Class A:
Shares Sold	866,426	247,135
Shares Reinvested	17,591	1,522
Shares Redeemed	(190,141)	(10,366)
Net increase in shares of beneficial interest outstanding	693,876	238,291

Class C:
Shares Sold	52,167	32,701
Shares Reinvested	3,796	788
Shares Redeemed	(17,091)	(2,221)
Net increase in shares of beneficial interest outstanding	38,872	31,268

Class I:
Shares Sold	639,782	25,934
Shares Reinvested	15,564	82
Shares Redeemed	(616,978)	(22,260)
Net increase in shares of beneficial interest outstanding	38,368	3,756

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Retail Class
	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	June 30,		June 30,	June 30,	June 30,
	2012		2011	2010	2009 (1)

Net asset value, beginning of period	$ 14.89		$ 10.25	$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.16)	(2)	(0.14)	(0.08)	0.02
Net realized and unrealized gain
(loss) on investments	(0.48)		5.02	0.77	(0.33)
Total from investment operations	(0.64)		4.88	0.69	(0.31)

Less distributions from:
Net investment income	-		-	-	(0.02)
Distribution in excess of net investment income	-		-	-	(0.01)
Net realized gains	(0.63)		(0.24)	(0.10)	-
Total distributions	(0.63)		(0.24)	(0.10)	(0.03)

Net asset value, end of period	$ 13.62		$ 14.89	$ 10.25	$ 9.66

Total return (3)	(3.91)%		47.93%	7.00%	(2.96)%	(6)

Net assets, at end of period (000s)	$ 12,400		$ 9,935	$ 4,858	$ 1,753

Ratio of gross expenses to average
net assets (4)(5)(8)	2.04%		2.57%	4.12%	10.95%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.63%		1.67%	1.63%	1.69%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.18)%		(1.08)%	(1.00)%	0.21%	(7)

Portfolio Turnover Rate	257%		487%	398%	339%	(6)

(1)						The Eventide Gilead Fund's Retail Class shares commenced operations July 8, 2008.
(2) Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)						Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A
	Year		Year	Period
	Ended		Ended	Ended
	June 30,		June 30,	June 30,
	2012		2011	2010 (1)

Net asset value, beginning of period	$ 14.89		$ 10.25	$ 9.69

Activity from investment operations:
Net investment income (loss)	(0.16)	(2)	(0.07)	(0.05)
Net realized and unrealized gain
(loss) on investments	(0.49)		4.95	0.71
Total from investment operations	(0.65)		4.88	0.66

Less distributions from:
Net realized gains	(0.63)		(0.24)	(0.10)
Total distributions	(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 13.61		$ 14.89	$ 10.25

Total return (3)	(3.97)%		47.93%	6.67%	(6)

Net assets, at end of period (000s)	$ 13,148		$ 4,054	$ 349

Ratio of gross expenses to average
net assets (4)(5)(8)	2.07%		2.62%	3.60%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.68%		1.72%	1.67%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.22)%		(1.21)%	(1.22)%	(7)

Portfolio Turnover Rate	257%		487%	398%	(6)

(1)					The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)					Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C
	Year		Year	Period
	Ended		Ended	Ended
	June 30,		June 30,	June 30,
	2012		2011	2010 (1)

Net asset value, beginning of period	$ 14.69		$ 10.19	$ 9.69

Activity from investment operations:
Net investment income (loss)	(0.26)	(2)	(0.17)	(0.07)
Net realized and unrealized gain
(loss) on investments	(0.49)		4.91	0.67
Total from investment operations	(0.75)		4.74	0.60

Less distributions from:
Net realized gains	(0.63)		(0.24)	(0.10)
Total distributions	(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 13.31		$ 14.69	$ 10.19

Total return (3)	(4.73)%		46.83%	6.05%	(6)

Net assets, at end of period (000s)	$ 1,314		$ 878	$ 291

Ratio of gross expenses to average
net assets (4)(5)(8)	2.83%		3.37%	4.30%	(7)
Ratio of net expenses to average
net assets (5)(8)	2.43%		2.47%	2.42%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.99)%		(1.89)%	(1.96)%	(7)

Portfolio Turnover Rate	257%		487%	398%	(6)

(1)					The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)					Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I
	Year		Year	Period
	Ended		Ended	Ended
	June 30,		June 30,	June 30,
	2012		2011	2010 (1)

Net asset value, beginning of period	$ 14.93		$ 10.26	$ 11.46

Activity from investment operations:
Net investment income (loss)	(0.13)	(2)	(0.10)	(0.03)
Net realized and unrealized gain
(loss) on investments	(0.49)		5.01	(1.17)
Total from investment operations	(0.62)		4.91	(1.20)

Less distributions from:
Net realized gains	(0.63)		(0.24)	-
Total distributions	(0.63)		(0.24)	-

Net asset value, end of period	$ 13.68		$ 14.93	$ 10.26

Total return (3)	(3.76)%		48.18%	(10.47)%	(6)

Net assets, at end of period (000s)	$ 1,586		$ 1,159	$ 758

Ratio of gross expenses to average
net assets (4)(5)(8)	1.87%		2.37%	3.20%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.43%		1.47%	1.42%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.01)%		(0.91)%	(0.99)%	(7)

Portfolio Turnover Rate	257%		487%	398%	(6)

(1)					The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
(2) Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)					Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Eventide Gilead Fund (the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Eventide Asset Management LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers four classes of shares, Retail Class, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) and fixed income securities are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees. (d) Options are valued at their closing value on the exchange they are traded on, when no closing price is available options are valued at their mean price.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$ 26,435,866	$ -	$ 26,435,866
Corporate Bonds	-	265,000	265,000
Exchange-Traded Funds	465,570	-	465,570
Short-Term Investments	-	2,172,534	2,172,534
Total	$ 26,901,436	$ 2,437,534	$ 29,338,970

(a) As of and during the year ended June 30, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no significant transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) For a detailed break-out of common stocks by industry, by please refer to the Schedule of Investments.

During the year ended June 30, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the statement of operations for the year ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain on Derivatives recognized in income	Gain/(Loss) on Derivatives recognized in income
Call options purchased	Net realized loss from security transactions	$ 20,743
Put options purchased	Net realized loss from security transactions	$ (486,951)
Total		$ (466,208)

c)

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

d)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2009, June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2012, there were redemption fees of $0 paid to the Fund and there were $1,567 in CDSC fees paid to the Manager.

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 66,284,314	$ 53,905,628

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide acts as investment manager to the Fund pursuant to the terms of the Management Agreement.  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2012, management fees of $223,174 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% of the Fund’s average daily net assets through October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2012, the Manager waived management fees of $91,352. As of June 30, 2012, the Manager may recapture $98,714 of waived management fees no later than June 30, 2013, $103,626 no later than June 30, 2014 and $91,352 no later than June 30, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2012, the Fund incurred $26,300 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services  [and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust)], and is not paid any fees directly by the Trust for serving in such capacities.

Matrix 360 Administration, LLC (“Matrix”) served as the Funds’ administrator, fund accountant and transfer agent through April 27, 2012. Effective April 27, 2012, Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the year ended June 30, 2012, Eventide received $16,050 in underwriter commissions from the sale of shares of the Fund.

(5)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized appreciation of investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $144,331.

Eventide Gilead Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  The Fund has no pre-enactment capital loss carryovers.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to net operating losses, resulted in reclassification for the Fund for the year ended June 30, 2012 as follows: a decrease in paid in capital of $126,086 and a decrease in accumulated net investment loss of $126,086.

(6)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(8)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Eventide Gilead Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Eventide Gilead Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust (the “Fund”), as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the each of the years in the three-year period then ended and for the period July 8, 2008 (commencement of operations) through June 30, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eventide Gilead Fund, as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended and for the period July 8, 2008 through June 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August xx, 2012

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Eventide Gilead Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Eventide Gilead Fund (the “Fund”), and Eventide Asset Management, LLC (“Eventide” or the “Adviser”) at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees noted that Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees did note, however, that Adviser receives some benefits from the 12b-1 fees and soft dollar payments.

Nature, Extent and Quality of Services - As to the nature, extent and quality of the services provided by Eventide to the Eventide Fund, the Trustees reviewed Eventide’s Form ADV, which provided an overview of the services provided by Eventide, as well as information on the corporate structure, officers, owners and compliance record of Eventide. Mr. Szilagyi discussed the change in the ownership interests of Eventide described in renewal materials prepared by Eventide and noted that such change did not constitute a change in control. The Trustees discussed the nature of the adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. Ms. Strasser then discussed with the Board the changes to Eventide’s compliance program and Code of Ethics. The Board then reviewed financial information for Eventide provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance - As to the Eventide Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended December 31, 2011 and compared the performance to that of a group of similarly managed funds and broad based market indices. The Board noted that the Fund had underperformed its peers and the indices for the one-year period.  But, they further noted, it had out-performed its peers during the three-year period.  The Board concluded that, overall, they were satisfied with the performance.

Fees and Expenses - As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund and compared that ratio to those paid by funds in a peer group.  The Board noted that the Fund’s management fee and expense ratio were higher than the average fee for the peer group, but were comparable or lower than other peer fund.  The Trustees concluded that the Fund’s management fees were reasonable in light of the services the Fund receives from Eventide.

Profitability - The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that Eventide did not realize a profit during the previous twelve month period.

Economies of Scale - As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Eventide could realize significant economies of scale, and such growth was not likely to occur within the next year, and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Having requested and received such information from Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Eventide Fund and its shareholders.   Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement.

 TRUSTEE AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-771-3836.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	[25]	None
Tiberiu Weisz c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	[25]	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	[25]	None

TRUSTEE AND OFFICERS (Unaudited) (continued)

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street, Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Chief Executive Officer	Trustee since 7/2006; President and Chief Executive Officer since 4/2012

Managing Member, Catalyst Capital Advisors LLC, January 2006- present;

President, MFund Services LLC, 1/2012 to present;

President, Abbington Capital Group LLC, 1998- present;

President,  Mutual Advisors, Inc., 3/2011 to present;

CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010;

SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.

				[25]	None
Erik Naviloff 450 Wireless Blvd Hauppauge, New York 11788 Year of Birth: 1968	Treasurer and Principal Financial Officer and	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 4/2012

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A
Debra Brown CCO Compliance 32 Saddlebrook Lane Phoenixville, PA 19460 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust

Eventide Gilead Fund

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the Eventide Gilead Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Day Hagan Tactical Allocation Fund of ETFs and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Retail Class	$1,000.00	$1,088.70	$8.46	1.63%
Class A	1,000.00	1,088.80	8.73	1.68
Class C	1,000.00	1,083.90	12.59	2.43
Class I	1,000.00	1089.20	7.43	1.43
Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Retail Class	$1,000.00	$1,016.76	$8.17	1.63%
Class A	1,000.00	1,016.51	8.42	1.68
Class C	1,000.00	1,012.78	12.16	2.43
Class I	1,000.00	1,017.75	7.17	1.43

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

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Mutual Fund Series Trust

450 Wireless Blvd

Hauppauge, NY 11788

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2012	2011
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2012	2011
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: September 10, 2012